Leasehold Improvement and Equipment, Net - Schedule of Leasehold Improvements and Equipment (Details) (10-K 2018) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 12,636	$ 27,125	$ 36,861
Computer equipment and software	65,090	46,120	15,529
Leasehold improvements	65,298	83,413
Leasehold improvement and equipment, gross	143,024	156,658	52,390
Less: accumulated depreciation	(74,577)	(56,001)	(28,198)
Leasehold improvement and equipment, net	$ 68,447	$ 100,656	$ 24,192